UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07687

Nuveen Strategy Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: August 31

Date of reporting period: November 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments November 30, 2013 (Unaudited)

Nuveen Strategy Aggressive Growth Allocation Fund

Shares	Description (1), (2)	Value

	LONG-TERM INVESTMENTS – 98.2%

	COMMODITY FUNDS – 2.4%

	Non-Affiliated Commodity Funds – 2.4%

69,757	iShares S&P GSCI Commodity-Indexed Trust, (3)	$2,215,482

12,532	PowerShares DB Commodity Index Tracking Fund, (3)	319,691
	Total Commodity Funds (cost $2,753,037)	2,535,173

	EQUITY FUNDS – 86.7%

	Affiliated Equity Funds – 86.7%

583,403	Nuveen Dividend Value Fund (Class R6)	10,717,107

133,657	Nuveen International Growth Fund (Class I)	5,538,729

1,721,947	Nuveen International Select Fund (Class I)	18,528,147

107,624	Nuveen Large Cap Growth Opportunities Fund (Class R6), (3)	5,012,038

214,399	Nuveen Large Cap Select Fund (Class I)	3,970,667

33,500	Nuveen Mid Cap Growth Opportunities Fund (Class R6), (3)	1,945,370

61,645	Nuveen Mid Cap Value Fund (Class I)	1,981,278

203,534	Nuveen NWQ Large-Cap Value Fund (Class I)	4,597,836

48,809	Nuveen Real Asset Income Fund (Class I)	1,106,490

176,255	Nuveen Real Estate Securities Fund (Class R6)	3,697,823

193,749	Nuveen Santa Barbara Dividend Growth Fund (Class R6)	6,341,410

21,533	Nuveen Small Cap Growth Opportunities Fund (Class I)	667,306

35,883	Nuveen Small Cap Select Fund (Class I)	617,554

40,211	Nuveen Small Cap Value Fund (Class I)	732,642

57,090	Nuveen Symphony International Equity Fund (Class I)	1,068,150

60,605	Nuveen Symphony Large-Cap Growth Fund (Class I)	1,863,598

295,411	Nuveen Symphony Low Volatility Equity Fund (Class I)	8,082,453

612,888	Nuveen Tactical Market Opportunities Fund (Class I)	6,533,385

170,998	Nuveen Tradewinds International Value Fund (Class I)	4,353,598

100,928	Nuveen Winslow Large-Cap Growth Fund (Class R6), (3)	4,552,879
	Total Equity Funds (cost $80,664,555)	91,908,460

	FIXED INCOME FUNDS – 9.1%

	Affiliated Fixed Income Funds – 9.1%

70	Nuveen Core Bond Fund (Class I)	717

88	Nuveen Core Plus Bond Fund (Class I)	1,008

26,657	Nuveen Global Total Return Bond Fund (Class I)	541,663

187,712	Nuveen High Income Bond Fund (Class I)	1,728,826

259,108	Nuveen High Yield Municipal Bond Fund (Class I)	4,013,580

5,465	Nuveen Inflation Protected Securities Fund (Class I)	60,876

62,290	Nuveen Preferred Securities Fund (Class I)	1,070,139

62,829	Nuveen Short Term Bond Fund (Class I)	631,427

39,853	Nuveen Strategic Income Fund (Class I)	443,967

52,106	Nuveen Symphony Credit Opportunities Fund (Class I)	1,185,941
	Total Fixed Income Funds (cost $9,567,042)	9,678,144
	Total Long-Term Investments (cost $92,984,634)	104,121,777

Nuveen Investments	1

Portfolio of Investments November 30, 2013 (Unaudited)

Nuveen Strategy Aggressive Growth Allocation Fund (continued)

Shares/ Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	SHORT-TERM INVESTMENTS – 2.0%

	Money Market Funds – 0.7%

749,457	First American Treasury Obligations Fund, Class Z	0.000% (5)	N/A	N/A	$749,457

	U.S. Government and Agency Obligations – 1.3%

$1,400	U.S. Treasury Bills, (6)	0.043%	2/13/14	Aaa	1,399,866

	Total Short-Term Investments (cost $2,149,299)				2,149,323
	Total Investments (cost $95,133,933) – 100.2%				106,271,100
	Other Assets Less Liabilities – (0.2)%				(207,611)
	Net Assets – 100%				$106,063,489

Investments in Derivatives as of November 30, 2013

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Unrealized Appreciation (Depreciation)
Japanese Yen	Short	(8)	12/13	$(976,100)	$24,167
MSCI EAFE Mini Index	Long	36	12/13	3,371,760	163,511
Russell 2000 Mini Index	Short	(9)	12/13	(1,027,530)	(85,982)
S&P 500 Index	Long	16	12/13	7,216,400	503,136
S&P Midcap 400 E-Mini	Long	24	12/13	3,127,440	184,748
U.S. 2-Year Treasury Note	Short	(35)	3/14	(7,710,391)	(3,368)
U.S. Dollar Index	Long	13	12/13	1,048,541	(4,952)
				$5,050,120	$781,260

*	The aggregate Notional Amount at Value of long and short positions is $14,764,141 and $(9,714,021), respectively.

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Commodity Funds	$2,535,173	$—	$—	$2,535,173
Equity Funds	91,908,460	—	—	91,908,460
Fixed Income Funds	9,678,144	—	—	9,678,144
Short-Term Investments:
Money Market Funds	749,457	—	—	749,457
U.S. Government and Agency Obligations	—	1,399,866	—	1,399,866

2	Nuveen Investments

	Level 1	Level 2	Level 3	Total
Derivatives:
Futures Contracts*	$781,260	$—	$—	$781,260
Total	$105,652,494	$1,399,866	$—	$107,052,360
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2013, the cost of investments (excluding investments in derivatives) was $95,026,591.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of November 30, 2013, were as follows:

Gross unrealized:
Appreciation	$12,221,804
Depreciation	(977,295)
Net unrealized appreciation (depreciation) of investments	$11,244,509

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for the underlying funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds in which the Fund invests are also available by calling Nuveen Investments at (800) 257-8787 or on its website at http://www.nuveen.com.

(3)	Non-income producing; fund has not declared a dividend within the past twelve months.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.

(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(6)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is effective yield as of the end of the reporting period.

N/A	Not Applicable.

DB	Deutsche Bank

EAFE	Europe, Australasia, Far East

GSCI	Goldman Sachs Commodity Index

MSCI	Morgan Stanley Capital International Inc.

S&P	Standard & Poor’s

Nuveen Investments	3

Portfolio of Investments November 30, 2013 (Unaudited)

Nuveen Strategy Growth Allocation Fund

Shares	Description (1), (2)	Value

	LONG-TERM INVESTMENTS – 97.8%

	COMMODITY FUNDS – 3.8%

	Non-Affiliated Commodity Funds – 3.8%

160,210	iShares S&P GSCI Commodity-Indexed Trust, (3)	$5,088,270

65,429	PowerShares DB Commodity Index Tracking Fund, (3)	1,669,094
	Total Commodity Funds (cost $7,550,880)	6,757,364

	EQUITY FUNDS – 77.7%

	Affiliated Equity Funds – 77.7%

790,072	Nuveen Dividend Value Fund (Class R6)	14,513,624

161,109	Nuveen Global Infrastructure Fund (Class I)	1,720,646

165,833	Nuveen International Growth Fund (Class I)	6,872,106

2,206,145	Nuveen International Select Fund (Class I)	23,738,124

148,664	Nuveen Large Cap Growth Opportunities Fund (Class R6), (3)	6,923,267

262,330	Nuveen Large Cap Select Fund (Class I)	4,858,345

74,618	Nuveen Mid Cap Growth Opportunities Fund (Class R6), (3)	4,333,066

136,286	Nuveen Mid Cap Value Fund (Class I)	4,380,229

265,724	Nuveen NWQ Large-Cap Value Fund (Class I)	6,002,708

80,982	Nuveen Real Asset Income Fund (Class I)	1,835,861

316,844	Nuveen Real Estate Securities Fund (Class R6)	6,647,387

268,709	Nuveen Santa Barbara Dividend Growth Fund (Class R6)	8,794,857

40,735	Nuveen Small Cap Growth Opportunities Fund (Class I)	1,262,365

72,082	Nuveen Small Cap Select Fund (Class I)	1,240,538

74,228	Nuveen Small Cap Value Fund (Class I)	1,352,434

125,095	Nuveen Symphony International Equity Fund (Class I)	2,340,521

77,578	Nuveen Symphony Large-Cap Growth Fund (Class I)	2,385,532

415,565	Nuveen Symphony Low Volatility Equity Fund (Class I)	11,369,860

1,370,552	Nuveen Tactical Market Opportunities Fund (Class I)	14,610,081

233,307	Nuveen Tradewinds International Value Fund (Class I)	5,939,996

135,391	Nuveen Winslow Large-Cap Growth Fund (Class R6), (3)	6,107,478
	Total Equity Funds (cost $118,909,679)	137,229,025

	FIXED INCOME FUNDS – 16.3%

	Affiliated Fixed Income Funds – 16.3%

62,697	Nuveen All-American Municipal Bond Fund (Class I)	677,750

212,476	Nuveen Core Bond Fund (Class I)	2,165,134

259,156	Nuveen Core Plus Bond Fund (Class I)	2,985,478

42,440	Nuveen Global Total Return Bond Fund (Class I)	862,377

426,661	Nuveen High Income Bond Fund (Class I)	3,929,544

550,077	Nuveen High Yield Municipal Bond Fund (Class I)	8,520,689

18,941	Nuveen Inflation Protected Securities Fund (Class I)	211,000

130,477	Nuveen Preferred Securities Fund (Class I)	2,241,597

253,554	Nuveen Short Term Bond Fund (Class I)	2,548,222

183,740	Nuveen Strategic Income Fund (Class I)	2,046,868

4	Nuveen Investments

Shares	Description (1), (2)				Value

	Affiliated Fixed Income Funds (continued)

115,988	Nuveen Symphony Credit Opportunities Fund (Class I)				$2,639,897
	Total Fixed Income Funds (cost $28,388,575)				28,828,556
	Total Long-Term Investments (cost $154,849,134)				172,814,945

Shares/ Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	SHORT-TERM INVESTMENTS – 2.3%

	Money Market Funds – 1.3%

2,172,591	First American Treasury Obligations Fund, Class Z	0.000% (5)	N/A	N/A	$2,172,591

	U.S. Government and Agency Obligations – 1.0%

$1,800	U.S. Treasury Bills, (6)	0.043%	2/13/14	Aaa	1,799,827

	Total Short-Term Investments (cost $3,972,387)				3,972,418
	Total Investments (cost $158,821,521) – 100.1%				176,787,363
	Other Assets Less Liabilities – (0.1)%				(178,942)
	Net Assets – 100%				$176,608,421

Investments in Derivatives as of November 30, 2013

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Unrealized Appreciation (Depreciation)
Japanese Yen	Short	(14)	12/13	$(1,708,175)	$42,292
MSCI EAFE Mini Index	Long	47	12/13	4,402,020	213,473
Russell 2000 Mini Index	Short	(26)	12/13	(2,968,420)	(248,391)
S&P 500 Index	Long	30	12/13	13,530,750	943,379
S&P Midcap 400 E-Mini	Long	17	12/13	2,215,270	130,863
U.S. 2-Year Treasury Note	Short	(30)	3/14	(6,608,906)	(2,887)
U.S. Dollar Index	Long	22	12/13	1,774,454	(8,380)
				$10,636,993	$1,070,349

*	The aggregate Notional Amount at Value of long and short positions is $21,922,494 and $(11,285,501), respectively.

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	5

Portfolio of Investments November 30, 2013 (Unaudited)

Nuveen Strategy Growth Allocation Fund (continued)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Commodity Funds	$6,757,364	$—	$—	$6,757,364
Equity Funds	137,229,025	—	—	137,229,025
Fixed Income Funds	28,828,556	—	—	28,828,556
Short-Term Investments:
Money Market Funds	2,172,591	—	—	2,172,591
U.S. Government and Agency Obligations	—	1,799,827	—	1,799,827
Derivatives:
Futures Contracts*	1,070,349	—	—	1,070,349
Total	$176,057,885	$1,799,827	$—	$177,857,712

*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2013, the cost of investments (excluding investments in derivatives) was $159,585,091.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of November 30, 2013, were as follows:

Gross unrealized:
Appreciation	$20,069,538
Depreciation	(2,867,266)
Net unrealized appreciation (depreciation) of investments	$17,202,272

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for the underlying funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds in which the Fund invests are also available by calling Nuveen Investments at (800) 257-8787 or on its website at http://www.nuveen.com.

(3)	Non-income producing; fund has not declared a dividend within the past twelve months.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.

(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(6)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is effective yield as of the end of the reporting period.

N/A	Not Applicable.

DB	Deutsche Bank

EAFE	Europe, Australasia, Far East

GSCI	Goldman Sachs Commodity Index

MSCI	Morgan Stanley Capital International Inc.

S&P	Standard & Poor’s

6	Nuveen Investments

Portfolio of Investments November 30, 2013 (Unaudited)

Nuveen Strategy Balanced Allocation Fund

Shares	Description (1), (2)	Value

	LONG-TERM INVESTMENTS – 98.1%

	COMMODITY FUNDS – 2.6%

	Non-Affiliated Commodity Funds – 2.6%

269,258	iShares S&P GSCI Commodity-Indexed Trust, (3)	$8,551,634

45,622	PowerShares DB Commodity Index Tracking Fund, (3)	1,163,817
	Total Commodity Funds (cost $9,678,388)	9,715,451

	EQUITY FUNDS – 63.0%

	Affiliated Equity Funds – 63.0%

1,235,459	Nuveen Dividend Value Fund (Class R6)	22,695,376

361,509	Nuveen Global Infrastructure Fund (Class I)	3,860,916

274,688	Nuveen International Growth Fund (Class I)	11,383,086

4,053,334	Nuveen International Select Fund (Class I)	43,613,878

238,657	Nuveen Large Cap Growth Opportunities Fund (Class R6), (3)	11,114,264

365,553	Nuveen Large Cap Select Fund (Class I)	6,770,052

130,233	Nuveen Mid Cap Growth Opportunities Fund (Class R6), (3)	7,562,612

234,667	Nuveen Mid Cap Value Fund (Class I)	7,542,182

436,813	Nuveen NWQ Large-Cap Value Fund (Class I)	9,867,603

167,501	Nuveen Real Asset Income Fund (Class I)	3,797,255

472,034	Nuveen Real Estate Securities Fund (Class R6)	9,903,264

477,119	Nuveen Santa Barbara Dividend Growth Fund (Class R6)	15,616,120

57,937	Nuveen Small Cap Growth Opportunities Fund (Class I)	1,795,471

106,618	Nuveen Small Cap Select Fund (Class I)	1,834,893

96,490	Nuveen Small Cap Value Fund (Class I)	1,758,043

134,060	Nuveen Symphony International Equity Fund (Class I)	2,508,264

139,066	Nuveen Symphony Large-Cap Growth Fund (Class I)	4,276,281

622,956	Nuveen Symphony Low Volatility Equity Fund (Class I)	17,044,068

3,187,729	Nuveen Tactical Market Opportunities Fund (Class I)	33,981,195

377,942	Nuveen Tradewinds International Value Fund (Class I)	9,622,396

227,969	Nuveen Winslow Large-Cap Growth Fund (Class R6), (3)	10,283,663
	Total Equity Funds (cost $186,148,882)	236,830,882

	FIXED INCOME FUNDS – 32.5%

	Affiliated Fixed Income Funds – 32.5%

323,576	Nuveen All-American Municipal Bond Fund (Class I)	3,497,857

2,473,554	Nuveen Core Bond Fund (Class I)	25,205,518

2,290,922	Nuveen Core Plus Bond Fund (Class I)	26,391,422

94,330	Nuveen Global Total Return Bond Fund (Class I)	1,916,784

898,089	Nuveen High Income Bond Fund (Class I)	8,271,397

1,291,844	Nuveen High Yield Municipal Bond Fund (Class I)	20,010,657

164,596	Nuveen Inflation Protected Securities Fund (Class I)	1,833,605

195,612	Nuveen Preferred Securities Fund (Class I)	3,360,613

1,420,676	Nuveen Short Term Bond Fund (Class I)	14,277,794

1,059,345	Nuveen Strategic Income Fund (Class I)	11,801,108

Nuveen Investments	7

Portfolio of Investments November 30, 2013 (Unaudited)

Nuveen Strategy Balanced Allocation Fund (continued)

Shares	Description (1), (2)				Value

251,661	Nuveen Symphony Credit Opportunities Fund (Class I)				$5,727,800
	Total Fixed Income Funds (cost $113,384,413)				122,294,555
	Total Long-Term Investments (cost $309,211,683)				368,840,888

Shares/ Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	SHORT-TERM INVESTMENTS – 1.9%

	Money Market Funds – 1.1%

4,189,485	First American Treasury Obligations Fund, Class Z	0.000% (5)	N/A	N/A	$4,189,485

	U.S. Government and Agency Obligations – 0.8%
$3,000	U.S. Treasury Bills, (6)	0.043%	2/13/14	Aaa	2,999,712

	Total Short-Term Investments (cost $7,189,146)				7,189,197
	Total Investments (cost $316,400,829) – 100.0%				376,030,085
	Other Assets Less Liabilities – 0.0%				(115,374)
	Net Assets – 100%				$375,914,711

Investments in Derivatives as of November 30, 2013

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Unrealized Appreciation (Depreciation)
Japanese Yen	Short	(30)	12/13	$(3,660,375)	$90,625
MSCI EAFE Mini Index	Long	83	12/13	7,773,780	376,984
Russell 2000 Mini Index	Short	(28)	12/13	(3,196,760)	(267,499)
S&P 500 Index	Long	62	12/13	27,963,550	1,949,651
S&P Midcap 400 E-Mini	Long	38	12/13	4,951,780	292,518
U.S. 2-Year Treasury Note	Short	(55)	3/14	(12,116,328)	(5,292)
U.S. Dollar Index	Long	46	12/13	3,710,222	(17,522)
				$25,425,869	$2,419,465

*	Total Notional Amount at Value of long and short positions is $44,399,332 and $(18,973,463), respectively.

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

8	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Commodity Funds	$9,715,451	$—	$—	$9,715,451
Equity Funds	236,830,882	—	—	236,830,882
Fixed Income Funds	122,294,555	—	—	122,294,555
Short-Term Investments:
Money Market Funds	4,189,485	—	—	4,189,485
U.S. Government and Agency Obligations	—	2,999,712	—	2,999,712
Derivatives:
Futures Contracts*	2,419,465	—	—	2,419,465
Total	$375,449,838	$2,999,712	$—	$378,449,550

*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2013, the cost of investments (excluding investments in derivatives) was $322,943,422.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of November 30, 2013, were as follows:

Gross unrealized:
Appreciation	$61,515,443
Depreciation	(8,428,780)
Net unrealized appreciation (depreciation) of investments	$53,086,663

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for the underlying funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds in which the Fund invests are also available by calling Nuveen Investments at (800) 257-8787 or on its website at http://www.nuveen.com.

(3)	Non-income producing; fund has not declared a dividend within the past twelve months.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.

(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(6)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is effective yield as of the end of the reporting period.

N/A	Not Applicable.

DB	Deutsche Bank

EAFE	Europe, Australasia, Far East

GSCI	Goldman Sachs Commodity Index

MSCI	Morgan Stanley Capital International Inc.

S&P	Standard & Poor’s

Nuveen Investments	9

Portfolio of Investments November 30, 2013 (Unaudited)

Nuveen Strategy Conservative Allocation Fund

Shares	Description (1), (2)	Value

	LONG-TERM INVESTMENTS – 98.7%

	COMMODITY FUNDS – 1.0%

	Non-Affiliated Commodity Funds – 1.0%

42,301	iShares S&P GSCI Commodity-Indexed Trust, (3)	$1,343,480
	Total Commodity Funds (cost $1,716,082)	1,343,480

	EQUITY FUNDS – 46.2%

	Affiliated Equity Funds – 46.2%

334,015	Nuveen Dividend Value Fund (Class R6)	6,135,862

382,941	Nuveen Global Infrastructure Fund (Class I)	4,089,813

48,720	Nuveen International Growth Fund (Class I)	2,018,974

646,767	Nuveen International Select Fund (Class I)	6,959,215

38,940	Nuveen Large Cap Growth Opportunities Fund (Class R6), (3)	1,813,453

55,862	Nuveen Large Cap Select Fund (Class I)	1,034,569

58,753	Nuveen Mid Cap Growth Opportunities Fund (Class R6), (3)	3,411,759

64,319	Nuveen NWQ Large-Cap Value Fund (Class I)	1,452,959

64,744	Nuveen Real Asset Income Fund (Class I)	1,467,747

63,812	Nuveen Real Estate Securities Fund (Class R6)	1,338,776

94,020	Nuveen Santa Barbara Dividend Growth Fund (Class R6)	3,077,259

140,354	Nuveen Small Cap Select Fund (Class I)	2,415,484

39,267	Nuveen Symphony International Equity Fund (Class I)	734,695

24,195	Nuveen Symphony Large-Cap Growth Fund (Class I)	744,007

108,146	Nuveen Symphony Low Volatility Equity Fund (Class I)	2,958,874

1,299,455	Nuveen Tactical Market Opportunities Fund (Class I)	13,852,195

67,600	Nuveen Tradewinds International Value Fund (Class I)	1,721,099

35,441	Nuveen Winslow Large-Cap Growth Fund (Class R6), (3)	1,598,724
	Total Equity Funds (cost $49,308,650)	56,825,464

	FIXED INCOME FUNDS – 51.5%

	Affiliated Fixed Income Funds – 51.5%

249,734	Nuveen All-American Municipal Bond Fund (Class I)	2,699,626

1,786,477	Nuveen Core Bond Fund (Class I)	18,204,198

1,683,991	Nuveen Core Plus Bond Fund (Class I)	19,399,572

33,884	Nuveen Global Total Return Bond Fund (Class I)	688,523

279,225	Nuveen High Income Bond Fund (Class I)	2,571,662

382,042	Nuveen High Yield Municipal Bond Fund (Class I)	5,917,830

304,680	Nuveen Inflation Protected Securities Fund (Class I)	3,394,130

57,356	Nuveen Preferred Securities Fund (Class I)	985,375

1,073,435	Nuveen Short Term Bond Fund (Class I)	10,788,026

860,600	Nuveen Strategic Income Fund (Class I)	9,587,082

76,633	Nuveen Symphony Credit Opportunities Fund (Class I)	1,744,156
	Total Fixed Income Funds (cost $75,406,375)	75,980,180
	Total Long-Term Investments (cost $126,431,107)	134,149,124

10	Nuveen Investments

Shares/ Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	SHORT-TERM INVESTMENTS – 1.5%

	Money Market Funds – 1.1%

1,549,348	First American Treasury Obligations Fund, Class Z	0.000% (5)	N/A	N/A	$1,549,348

	U.S. Government and Agency Obligations – 0.4%

$500	U.S. Treasury Bills, (6)	0.043%	2/13/14	Aaa	499,952

	Total Short-Term Investments (cost $2,049,292)				2,049,300
	Total Investments (cost $128,480,399) – 100.2%				136,198,424
	Other Assets Less Liabilities – (0.2)%				(229,350)
	Net Assets – 100%				$135,969,074

Investments in Derivatives as of November 30, 2013

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Unrealized Appreciation (Depreciation)
Japanese Yen	Short	(11)	12/13	$(1,342,137)	$33,229
MSCI EAFE Mini Index	Long	24	12/13	2,247,840	109,008
Russell 2000 Mini Index	Short	(9)	12/13	(1,027,530)	(85,982)
S&P 500 Index	Long	2	12/13	902,050	62,892
U.S. 2-Year Treasury Note	Short	(12)	3/14	(2,643,563)	(1,155)
U.S. Dollar Index	Long	17	12/13	1,371,169	(6,475)
				$(492,171)	$111,517

*	Total Notional Amount at Value of long and short positions is $4,521,059 and $(5,013,230), respectively.

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Commodity Funds	$1,343,480	$—	$—	$1,343,480
Equity Funds	56,825,464	—	—	56,825,464
Fixed Income Funds	75,980,180	—	—	75,980,180
Short-Term Investments:
Money Market Funds	1,549,348	—	—	1,549,348
U.S. Government and Agency Obligations	—	499,952	—	499,952

Nuveen Investments	11

Portfolio of Investments November 30, 2013 (Unaudited)

Nuveen Strategy Conservative Allocation Fund (continued)

	Level 1	Level 2	Level 3	Total
Derivatives:
Futures Contracts*	$111,517	$—	$—	$111,517
Total	$135,809,989	$499,952	$—	$136,309,941
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2013, the cost of investments (excluding investments in derivatives) was $128,550,787.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of November 30, 2013, were as follows:

Gross unrealized:
Appreciation	$9,118,303
Depreciation	(1,470,666)
Net unrealized appreciation (depreciation) of investments	$7,647,637

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for the underlying funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds in which the Fund invests are also available by calling Nuveen Investments at (800) 257-8787 or on its website at http://www.nuveen.com.

(3)	Non-income producing; fund has not declared a dividend within the past twelve months.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.

(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(6)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is effective yield as of the end of the reporting period.

N/A	Not Applicable.

EAFE	Europe, Australasia, Far East

GSCI	Goldman Sachs Commodity Index

MSCI	Morgan Stanley Capital International Inc.

S&P	Standard & Poor’s

12	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Strategy Funds, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: January 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: January 29, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: January 29, 2014